3. Research and Development Expenses (Sep. 2018 Note)	6 Months Ended
Sep. 30, 2018
Research and Development [Abstract]
Research and Development Expenses

3. RESEARCH AND DEVELOPMENT EXPENSES

Our research and development costs are expensed as incurred. We incurred research and development expenses during the three and six month periods ended September 30, 2018 and 2017, which are included in various operating expense line items in the accompanying condensed consolidated statements of operations. Our research and development expenses in those periods were as follows:

	September 30,	September 30,
	2018	2017
Three months ended	$207,782	$168,570
Six months ended	$402,566	$333,433